Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Intangible assets, net
Accumulated amortization	¥ (358,894)	¥ (369,306)
Intangible assets, net	357,307	306,420		$ 48,951
Amortization of Intangible Assets	84,569	83,799	¥ 73,824
Estimated amortization expenses of the existing intangible assets for the next five years
2025	70,317
2026	35,070
2027	33,355
2028	309,974
2029	17,917
Internally developed software
Intangible assets, net
Intangible assets	447,705	466,431
Trademark
Intangible assets, net
Intangible assets	976	1,074
Supplier relationship
Intangible assets, net
Intangible assets	15,620	15,620
Customer relationship
Intangible assets, net
Intangible assets	206,000	146,701
Brand
Intangible assets, net
Intangible assets	26,400	26,400
Technology
Intangible assets, net
Intangible assets	¥ 19,500	¥ 19,500